Earnings (loss) per share (Details) - USD ($) $ in Thousands		3 Months Ended
		Nov. 30, 2024	Nov. 30, 2023
Notes and other explanatory information [abstract]
Net income (loss) attributable to shareholders		$ 981	$ (966)
Weighted average number of common shares for basic EPS	[1]	291,668,469	285,283,429
Effect of dilutive stock options, warrants, RSUs and share awards		1,826,542
Weighted average number of common shares for diluted EPS	[1]	293,495,011	285,283,429

[1]	The weighted average number of common shares for basic and diluted EPS include 11.0 million gross number of vested, but unissued, common shares relating to common share awards.